S-K 1602, SPAC Registered Offerings	Feb. 18, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have until the date that is 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	24 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There are no limitations on the number of times we may seek shareholder approval for an extension
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

If we are unable to complete our initial business combination within 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) and do not hold a shareholder vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, or by such earlier liquidation date as our board of directors may approve, from the closing of this offering, we will redeem 100% of the public shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be less (i) taxes payable and (ii) amounts previously withdrawn for working capital purposes (not to exceed $250,000 annually), and up to $100,000 of interest income to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and certain conditions as further described herein. We expect the pro rata redemption price to be approximately $10.00 per public share (whether or not the underwriters exercise their over-allotment option), without taking into account any interest or other income earned on such funds. However, we cannot assure you that we will in fact be able to distribute such amounts as a result of claims of creditors, which may take priority over the claims of our public shareholders.

If we do not complete our initial business combination within the completion window, while we do not currently intend to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we may elect to do so in the future. There is no limit on the number of extensions that we may seek; however, we do not expect that it will be necessary to extend the time period to consummate our initial business combination beyond 36 months from the closing of this offering. If we determine not to or are unable to extend the time period to consummate our initial business combination or fail to obtain shareholder approval to extend the completion window, our sponsor’s investment in our founder shares and our private units will be worthless.

SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq rules provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private units described in this prospectus, $175,000,000, or $201,250,000 if the underwriters’ over-allotment option is exercised in full ($10.00 per unit in either case), will be deposited into a segregated U.S. based trust account with Continental Stock Transfer & Trust Company acting as trustee, and initially be invested only in U.S. government treasury obligations with a maturity of 185 days or less or in money market funds meeting certain conditions under Rule 2a-7 under the Investment Company Act which invest only in direct U.S. government treasury obligations; the holding of these assets in this form is intended to be temporary and for the sole purpose of facilitating the intended business combination.
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 175,000,000
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	if we seek shareholder approval for an extension, holders of public shares will be offered an opportunity to redeem their shares at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned thereon (which interest shall be less (i) taxes payable and (ii) amounts previously withdrawn for working capital purposes (not to exceed $250,000 annually)), divided by the number of then issued and outstanding public shares
SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Moreover, we may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Initial Business Combination

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the assets held in the trust account (excluding the deferred underwriting commissions and taxes payable on the interest earned on the trust account). Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of our initial business combination, we will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions with respect to the satisfaction of such criteria. While we consider it likely that our board of directors will be able to make an independent determination of the fair market value of our initial business combination, it may be unable to do so if it is less familiar or experienced with the business of a particular target or if there is a significant amount of uncertainty as to the value of the target’s assets or prospects. Additionally, pursuant to Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

We anticipate structuring our initial business combination so that the post transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the Investment Company Act. Even if the post transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post transaction company, depending on valuations ascribed to the target and us in the business combination. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity interests of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post transaction company, the portion of such business or businesses that is owned or acquired is what will be taken into account for purposes of the 80% of net assets test described above. If the business combination involves more than one target business, the aggregate value of all of the target businesses, will be taken into account for purposes of the 80% fair market value test.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Members of our management team and our independent directors will directly or indirectly own founder shares and/or private units following this offering and, accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Further, each of our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

On or prior to the date of this prospectus, we will file a Registration Statement on Form 8-A with the SEC to voluntarily register our securities under Section 12 of the Securities Exchange Act of 1934, as amended, or the Exchange Act. As a result, we will be subject to the rules and regulations promulgated under the Exchange Act. We have no current intention of filing a Form 15 to suspend our reporting or other obligations under the Exchange Act prior or subsequent to the consummation of our initial business combination.

SPAC, Securities Offered, Redemption Rights [Text Block]

Redemption Rights for Public Shareholders upon Completion of Our Initial Business Combination

We will provide our public shareholders with the opportunity to redeem all or a portion of their Class A ordinary shares, regardless of whether they abstain, vote for, or vote against, our initial business combination, upon the completion of our initial business combination at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account calculated as of two business days prior to the consummation of the initial business combination, including interest earned on the funds held in the trust account (less taxes payable and amounts previously withdrawn for working capital purposes (not to exceed $250,000 annually)), divided by the number of then outstanding public shares, subject to the limitations and on the conditions described herein. The amount in the trust account is initially anticipated to be $10.00 per public share. The per share amount we will distribute to investors who properly redeem their shares will not be reduced by the deferred underwriting commissions we will pay to the underwriters. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private shares and any public shares they may hold in connection with the completion of our initial business combination. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase all of the units for which they have expressed to us an interest in purchasing or otherwise hold a substantial number of our units, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares and private units, as further discussed in this prospectus.

Our proposed initial business combination may impose a minimum cash requirement for (i) cash consideration to be paid to the target or its owners, (ii) cash for working capital or other general corporate purposes or (iii) the retention of cash to satisfy other conditions. In the event the aggregate cash consideration we would be required to pay for all Class A ordinary shares that are validly submitted for redemption plus any amount required to satisfy cash conditions pursuant to the terms of the proposed initial business combination exceed the aggregate amount of cash available to us, we will not complete the initial business combination or redeem any shares, and all Class A ordinary shares submitted for redemption will be returned to the holders thereof. We may, however, raise funds through the issuance of equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop arrangements we may enter into following consummation of this offering, in order to, among other reasons, satisfy such net tangible assets or minimum cash requirements.

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties: duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Kevin Charlton	NewHold Enterprises, Industrial Holding Company	Investment firm	Co-Chairman
	American AllWaste LLC	Growth platform focused on non-hazardous liquid waste industry	Director
	Evolv Technologies Holdings, Inc.	Provider of AI touchless security screening systems	Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	CEO and Director
Thomas J. Sullivan	Investcorp Credit Management BDC, Inc.	Credit manager	Director
	Spirit MTA REIT	Real estate investment trust	Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	Chairman of the Board
Charlie Baynes-Reid	NewHold Enterprises LLC	Investment firm	Managing Director and General Counsel
	River Hollow Partners, LLC	Investment firm	General Counsel
Individual	Entity	Entity’s Business	Affiliation
	Macro Energy LLC	Provider of lighting solutions	Director
	Type One Energy Group	Energy company	General Counsel and CFO
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Brian Mathis	Ares Real Estate Income Trust	Diversified real estate platform	Director
	Vericast Corp.	Marketing	Director
	Assemble the Agency	Media Agency	Partner
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Phil Horlock	Blue Bird Corporation	School Bus Manufacturer	Chief Executive Officer and Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Matt Yerbic	Aviation Technical Services, Inc.	Aviation	Executive Chairman
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Suzy Teharian	3Degress Group, Inc.	Renewable Energy and Sustainability Consulting	Chief Financial Officer
	Heffernan Insurance Brokers	Insurance	Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Scott Scharfman	Jupiter Intelligence, Inc.	Climate Risk Analytics	Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	Director
Polly Schneck	NewHold Enterprises LLC	Investment firm	Chief Financial Officer
	NewHold Investment Corp III	Special Purpose Acquisition Company	Chief Financial Officer
Samy Hammad	NewHold Enterprises LLC	Investment firm	Managing Director
	American Allwaste LLC	Growth platform focused on non-hazardous liquid waste industry	Director
	NewHold Investment Corp III	Special Purpose Acquisition Company	President and COO
Bryan Mikula	Kadon Aerospace	Aerospace	President

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer, among other persons, shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us, and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which (a) may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or (b) the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

In addition, our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other special purpose acquisition company with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and the private shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private units will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares and any Class A ordinary shares issuable upon conversion thereof until the earlier of (A) six months after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 30 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property. The private units (including the component securities as well as any securities underlying those component securities) will not be transferable until 30 days following the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon the closing of this offering, our sponsor will have invested in us an aggregate of $4,162,500, comprised of the $25,000 purchase price for the founder shares (or approximately $0.004 per share) and the $4,137,500 purchase price for the private units (or $10.00 per unit), which may be exercised on a cashless basis. Accordingly, our management team, which owns interests in our sponsor, may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares and if our sponsor were required to pay cash to exercise the private warrants.

•        certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our sponsor or a member of our management team a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our public shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our sponsor, officers or directors, non-managing sponsor investors, or completing the business combination through a joint venture or other form of shared ownership with our sponsor, officers or directors or non-managing sponsor investors. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in our amended and restated memorandum and articles of association) with our sponsor (including its members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our sponsor, officers or directors, advisor, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.

We cannot assure you that any of the above-mentioned conflicts will be resolved in our favor.

In the event that we submit our initial business combination to our public shareholders for a vote, our sponsor, officers and directors have agreed to vote their founder shares and private shares, and they and the other members of our management team have agreed to vote their founder shares, private shares and any shares purchased during or after the offering in favor of our initial business combination, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction. The non-managing sponsor investors are not required to (i) hold any units, Class A ordinary shares or public warrants they may purchase in this offering or thereafter for any amount of time, (ii) vote any Class A ordinary shares they may own at the applicable time in favor of our initial business combination or (iii) refrain from exercising their right to redeem their public shares at the time of our initial business combination. The non-managing sponsor investors will have the same rights to the funds held in the trust account with respect to the Class A ordinary shares underlying the units they may purchase in this offering as the rights afforded to our other public shareholders. However, if the non-managing sponsor investors purchase any of the units for which they have expressed to us an interest in purchasing, then the non-managing sponsor investors will potentially have different interests than our other public shareholders in approving our initial business combination and otherwise exercising their rights as public shareholders because of their indirect ownership of founder shares and private units, as further discussed in this prospectus.

De-SPAC Consummation Timeframe, How Extended [Text Block]	We have until the date that is 24 months from the closing of this offering (as may be extended by shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination) or until such earlier liquidation date as our board of directors may approve, to consummate our initial business combination. If we anticipate that we may be unable to consummate our initial business combination within such 24-month period, we may seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the date by which we must consummate our initial business combination.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.12	$6.50	$3.50	$5.52	$4.48	$3.74	$6.26	$(0.48)	$10.48
Assuming No Exercise of Over-Allotment Option
$7.11	$6.48	$3.52	$5.50	$4.50	$3.72	$6.28	$(0.50)	$10.50

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
NewHold Industrial Technology IV LLC	$50,000 per month (the “Administrative Services Fee”)	Office space, administrative services and officer compensation
	6,708,333 Class B Ordinary Shares(1)	$25,000
	413,750 private units to be purchased simultaneously with the closing of this offering (up to 440,000 private units if the over-allotment option is exercised in full)(2)	$4,137,500 (or $4,400,000 if the over-allotment option is exercised in full)
	Up to $350,000 in loans	Repayment of loans made to us to cover offering related and organizational expenses
Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
	Private units of the post-business combination entity that may be issued upon conversion of up to $1,500,000 in working capital loans at a price of $10.00 per unit at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
Holders of Class B ordinary shares	Anti-dilution protection upon conversion into Class A ordinary shares at a greater than one-to-one ratio	Issuance of the Class A ordinary shares issuable in connection with the conversion of the founder shares on a greater than one-to-one basis upon conversion
NewHold Industrial Technology IV LLC, our officers, directors or advisor, or our or their affiliates	Finder’s fees, advisory fees, consulting fees or success fees(3)

Any services in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account

NewHold Industrial Technology IV LLC, or its affiliates	Salary or fee in an amount that constitutes a market standard for comparable transactions(4)	Any services provided as an advisor or otherwise in connection with our initial business combination and certain other transactions
Kevin Charlton	$15,000 per month on a deferred basis, all of which will be payable by us upon consummation of our initial business combination	Services as Chief Executive Officer of the Company
Polly Schneck

$7,100 per month paid out of the Administrative Services Fee on a current basis, prior to the consummation of our initial business combination $15,000 per month on a deferred basis, all of which will be payable by us upon consummation of our initial business combination

Services as Chief Financial Officer of the Company
Samy Hammad

$21,500 per month paid out of the Administrative Services Fee on a current basis, prior to the consummation of our initial business combination $15,000 per month on a deferred basis, all of which will be payable by us upon consummation of our initial business combination

Services as President and Chief Operating Officer of the Company

(1)      Subject to the non-managing sponsor investors purchasing, through the sponsor, the private units allocated to them in connection with the closing of this offering as described below, the sponsor will issue membership interests at a nominal purchase price to the non-managing sponsor investors at the closing of this offering reflecting indirect interests in an aggregate of 2,086,957 founder shares (or 2,400,000 founder shares if the over-allotment option is exercised in full) held by the sponsor.

(2)      The non-managing sponsor investors have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests, an aggregate of 300,000 private units (whether or not the over-allotment option is exercised) at a price of $10.00 per unit, or an aggregate purchase price of $3,000,000 (whether or not the over-allotment option is exercised), in a private placement that will close simultaneously with the closing of this offering.

(3)      As of the date of this prospectus, no such arrangements are currently in place.

(4)      As of the date of this prospectus, no such arrangements are currently in place. Any such salary or fee would be paid using available working capital funds (including proceeds from any promissory notes issued by us and funds released from the trust account upon completion of our initial business combination), but would not in any event be paid out of the administrative services fee.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per Class A ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of Class A ordinary shares that may be redeemed for cash), by the number of outstanding Class A ordinary shares. See the section “Dilution.”

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations (A) assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, (iii) no working capital loans are converted into units, as further described in this prospectus and (iv) no value is attributed to the warrants (however, we may need to issue ordinary shares or convertible equity or debt securities in the circumstances described above, as we intend to target an initial business combination with a target company whose enterprise value is greater than the net proceeds of the offering and the sale of private units), and (B) assume the issuance of 17,500,000 Class A ordinary shares (or 20,125,000 Class A ordinary shares if the over-allotment option is exercised in full) and 6,708,333 founder shares (up to 875,000 of which are assumed to be forfeited in the scenario in which the over-allotment option is not exercised in full). Such calculations do not reflect any dilution associated with the exercise of warrants as the warrants are accounted for as equity and are only exercisable following the consummation of our initial business combination. The exercise of the warrants would cause the actual dilution to the public shareholders to be higher, particularly where a cashless exercise is utilized. Further, the issuance of additional ordinary or preference shares may significantly dilute the equity interest of public shareholders, which dilution would even further increase if the anti-dilution provisions in the Class B ordinary shares resulted in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the Class B ordinary shares.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of December 31, 2025
	0% Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		100% of Maximum Redemption
	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment	No Over- allotment	Full Over- allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)	(0.02)
Increase attributable to public shareholders	7.13	7.14	6.50	6.52	5.52	5.54	3.74	3.76	(0.48)	(0.46)
Pro forma net tangible book value after this offering	7.11	7.12	6.48	6.50	5.50	5.52	3.72	3.74	(0.50)	(0.48)
Dilution to public shareholders	$2.89	$2.88	$3.52	$3.50	$4.50	$4.48	$6.28	$6.26	$10.50	$10.48
% Dilution to public shareholders	28.90%	28.80%	35.20%	35.00%	45.00%	44.80%	62.80%	62.60%	105.00%	104.80%

Net tangible book value
Numerator:
Net tangible book value deficit before this offering	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)	(105,000)
Net proceeds from this offering and the sale of private placement warrants	176,544,500	202,794,500	176,544,500	202,794,500	176,544,500	202,794,500	176,544,500	202,794,500	176,544,500	202,794,500
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	83,000	83,000	83,000	83,000	83,000	83,000	83,000	83,000	83,000	83,000
Less: Overallotment liability	(330,000)	0	(330,000)	0	(330,000)	0	(330,000)	0	(330,000)	0
Less: Deferred underwriting commission	(6,125,000)	(7,043,750)	(5,687,500)	(6,540,625)	(5,250,000)	(6,037,500)	(4,812,500)	(5,534,375)	(4,375,000)	(5,031,250)
Less: Redemptions	0	0	(43,750,000)	(50,312,500)	(87,500,000)	(100,625,000)	(131,250,000)	(150,937,500)	(175,000,000)	(201,250,000)
Total	170,067,500	195,728,750	126,755,000	145,919,375	83,442,500	96,110,000	40,130,000	46,300,625	(3,182,500)	(3,508,750)

Denominator:
Ordinary shares outstanding prior to this offering	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333	6,708,333
Ordinary shares forfeited if over-allotment is not exercised	(875,000)	0	(875,000)	0	(875,000)	0	(875,000)	0	(875,000)	0
Ordinary shares offered	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000	17,500,000	20,125,000
Private Placement shares in Units	588,750	641,250	588,750	641,250	588,750	641,250	588,750	641,250	588,750	641,250
Less: Ordinary shares redeemed	0	0	(4,375,000)	(5,031,250)	(8,750,000)	(10,062,500)	(13,125,000)	(15,093,750)	(17,500,000)	(20,125,000)
Total	23,922,083	27,474,583	19,547,083	22,443,333	15,172,083	17,412,083	10,797,083	12,380,833	6,422,083	7,349,583

(1)      Expenses applied against gross proceeds include offering expenses of approximately $843,000 and underwriting commissions of $0.20 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $3,500,000 in the aggregate (or up to $4,025,000 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters (excluding deferred underwriting commissions). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $0.35 per unit on all units sold including those sold pursuant to the underwriters’ option to purchase additional units, or $6,125,000 in the aggregate (or up to $7,043,750 in the aggregate if the underwriters’ over-allotment option is exercised in full) payable to the underwriters for deferred underwriting commissions. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of Class A ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”